Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Prepaid Expenses And Other Current Assets
Software and hosting costs	$ 7	$ 4	$ 19
Insurance	338	3	200
Other	120	34	180
Total prepaid expenses and other current assets	$ 465	$ 41	$ 399